Finance income and expenses - Finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income and expenses
Interest income	$ 1,915	$ 2,447	$ 2,492
Gain from repurchase of debt (see Note 1(b))	6,188
Net foreign currency exchange rate differences			16,709
Total finance income	$ 8,103	$ 2,447	$ 19,201	[1]

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.